 Wanger Advisors Trust
 1996 Annual Report
 Contents

 1  Squirrel Chatter

 3  Funds at a Glance

 4  Performance Review
    Wanger U.S. Small Cap

 6  Performance Review
    Wanger International
    Small Cap

 8  Statement of Investments
    Wanger U.S. Small Cap

12  Statement of Investments
    Wanger International
    Small Cap

16  Portfolio Diversification
    Wanger International
    Small Cap

17  Statements of Assets
    and Liabilities

18  Statements of Operations

19  Statements of Changes in
    Net Assets

20  Financial Highlights
    Wanger U.S. Small Cap

21  Financial Highlights
    Wanger International
    Small Cap

22  Notes to Financial Statements



Wanger Asset Management, L.P., ("WAM") is one of the leading global small-cap equity managers in the U.S. with 26 years of small-cap investment experience. WAM manages over $5.4 billion in equities and is the investment adviser to Wanger U.S. Small Cap, Wanger International Small Cap, Acorn Fund, Acorn International and Acorn USA.

WAM uses a unique style of catching trends with small, attractively-priced niche companies. For more complete information about our funds including the Acorn Funds, fees and expenses, call WAM Brokerage Services, L.L.C., distributor, at 1-800-5WANGER for a prospectus. Read it carefully before you invest or send money.

                                    Wanger
[LOGO]                                [9]6

                                                                          [LOGO]

                   Wanger Advisors Trust  1996 Annual Report
--------------------------------------------------------------------------------
[LOGO] Squirrel Chatter


Ralph Wanger is the President of Wanger Asset Management, L.P., and the portfolio manager of Wanger Advisors Trust and Acorn Investment Trust. Mr. Wanger has been featured in Forbes, Money, The Wall Street Journal, Newsweek and Barron's. Mr. Wanger was also featured in Bill Griffeth's 1994 book, The Mutual Fund Masters. In a USA Today national survey, professional money managers were asked to name their favorite investment professional. Wanger was voted #1.

     A Zebra in Lion Country, by Ralph Wanger, is due out in bookstores in March. Published by Simon & Schuster, this book is a witty survival guide to investing. It also features some of Wanger's letters to Acorn Fund shareholders which investors have enjoyed reading over the years. An excerpt from this new book follows.

     Every bad idea starts from a good idea. We all know this from our own experience. We go to a party and have a glass of champagne. Good idea. We feel better, more relaxed. The party is now more interesting, the toasts more lively, the girls prettier, the dancing more fun. So we have a second glass of champagne. Another good idea.

The jokes now have gone from humorous to hilarious, the people you're meeting are the most interesting and glamorous you've ever known, and the dancing is wild and you've never been better at it. But after the third glass, and the fourth... well, what started as a good idea turns into a very bad idea, with your head already beginning to pound from a headache you know will terminate in a humdinger of a hangover.

     It happens all the time in the stock market. Technology stocks have been the rage for a long time, albeit with some periods of "consolidation." The boom started with a very good idea. American technology leads the world. Personal computers and the software to run them, and other electronic and communications devices, have become inexpensive and relatively easy to use, and we all buy them. Companies like Microsoft, Motorola, Intel are well-run--indeed fabulous-- companies. All this is correct, a great investment idea. The people who were in early have made a lot of money.

     But as the party lengthens, the stocks get taken over by people who don't particularly understand what's happening; they are just playing a trend.

                                                                     (continued)

                   Wanger Advisors Trust  1996 Annual Report
--------------------------------------------------------------------------------
[LOGO] Squirrel Chatter (continued)


New companies are invented to meet their demands. The securities industry, you know, is not a service industry. It is a manufacturing industry. If you want a stock, Wall Street will make it for you. Any business, any kind you want. Recently, the Internet being the rage, the investment bankers have worked overtime creating a stream of IPOs to meet the demand. And people love them, to judge by their P/Es, some of which have soared into the triple-digit stratosphere.

     Remember back in the early '80's when the hard disk drive for computers was invented? It was an important, crucial invention, and investors were eager to be part of this technology. More than 70 disk drive companies were formed and their stocks were sold to the public. Each company had to get 20 percent of the market share to survive. For some reason, they didn't all do it.

Anything can get overdone. In the financial world, things get taken to extremes all the time, like the tulip scandal of 1637. That started with a good idea. The tulip was a terrific invention. The flower had not previously been seen in Europe, and it was a great hit, and new varieties and colors increased its popularity. There was nothing wrong with the idea. But after a few years people started selling tulip bulbs for hundreds of thousands of dollars a piece, if they were of a rare variety, and a good idea went to speculative madness.

     The tulip was a good idea, disk drives were a good idea, the Internet is a good idea. They have to be good ideas or they would not become widely popular. Come up with a concept that's patently silly or harmful and people won't want it. So, only a good idea can become so popular that it becomes a bad idea.


                     [PHOTO OF RALPH WANGER APPEARS HERE]

                            Ralph Wanger, President

                                                                          [LOGO]
                                     Wanger Advisors Trust    1996 Annual Report
--------------------------------------------------------------------------------
Funds at a Glance


--------------------------------------------------------------------------------
Wanger U.S. Small Cap
Results to December 31, 1996


                          4th Quarter   Last 12 months
Wanger U.S. Small Cap             7.7%            46.6%
Russell 2000                      5.2%            16.5%
S&P MidCap 400                    6.1%            19.2%
S&P 500                           8.3%            23.0%
Dow-Jones                        10.2%            28.9%
966 Variable Insurance
 Funds Average                                    13.4%

Net Asset Value per share as of 12/31/96: $16.97

The Russell 2000 is formed by taking 3,000 companies and then eliminating the largest 1,000 leaving a good small company index. The S&P MidCap 400 is a market value-weighted index of 400 stocks that are in the next tier down from the S&P
500. The S&P 500 is a broad market-weighted average, still blue chip dominated. The Dow Jones Industrial Average includes 30 large companies. The Lipper Variable Funds average includes both funds. All indices are unmanaged and include reinvested dividends.

--------------------------------------------------------------------------------

Wanger International Small Cap
Results to December 31, 1996

                                        4th Quarter   Last 12 months
Wanger Int'l Small Cap                          4.3%            32.0%
EAFE                                            1.6%             6.1%
Lipper International Small Co.                  2.8%            13.3%
 Funds Average
Lipper International Fund Index                 5.2%            14.4%
966 Variable Insurance
 Funds Average                                                  13.4%
71 International Variable Insurance
 Funds Average                                                  14.9%

Net Asset Value per share as of 12/31/96: $17.71

EAFE is Morgan Stanley's Europe, Australia and Far East Index, an index of companies throughout the world in proportion to world market capitalization, excluding the U.S. and Canada. The Lipper International Small Company Funds Average is comprised of 12 small company international funds. The Lipper International Fund Index is an equal-weighted index of the 30 largest international funds. The Lipper Variable Funds average include both funds; the International Average includes Wanger Int'l Small Cap. All indices are unmanaged and include reinvested dividends.

--------------------------------------------------------------------------------
Wanger U.S. Small Cap Top 5 Industries
As a % of net assets, as of 12/31/96


Energy/Minerals                     23.9%
Information                         17.9%
Industrial Goods/Services           14.4%
Finance                             14.0%
Health Care                         13.2%

--------------------------------------------------------------------------------
Wanger International Small Cap Top 5 Countries
As a % of net assets, as of 12/31/96


United Kingdom       16.1%
Japan                14.6%
Sweden                7.6%
Singapore             5.8%
Australia             5.5%

--------------------------------------------------------------------------------
Wanger U.S. Small Cap Top 10 Holdings

CalEnergy                     4.9 %      Respironics                   2.8 %
Power Plants                             Sleep Apnea Products

Tesoro Petroleum              3.8 %      Wackenhut                     2.7%
Oil Refinery/Gas Reserves                Prison Management

NGC                           3.8%       Atwood Oceanics               2.6%
Gas Processing/Marketing                 Offshore Drilling

Lincare Holdings              3.6 %      Coast Savings                 2.4%
Home Health Care Services                California Savings/Loan

Seagull Energy                3.6 %      Kronos                        2.4 %
Oil/Gas Producer                         Time Accounting
                                         Software & Clocks

--------------------------------------------------------------------------------
Wanger International Small Cap Top 10 Holdings


TT Tieto                      3.4%            Oriflame International        2.0%
Computer Services/                            Natural Cosmetics
Consulting--Finland                           United Kingdom

Tyndall                       2.9%            Kempen                        2.0%
Money Management/                             Stock Brokerage/Investment
Insurance--Australia                          Management--Netherlands

Genting International         2.8%            Grupo Radio Centro            1.9%
Cruise Line--Singapore                        Radio Broadcasting/
                                              Networks Mexico
Getinge Industrier            2.3%
Sterilization & Disinfection                  International Container       1.9%
Equipment--Sweden                             Terminal Services
                                              Container Handling Terminals
Medeva                        2.1%            & Port Management--Philippines
Pharmaceuticals
United Kingdom                                Premier Oil                   1.8%
                                              Oil/Gas Producer
                                              United Kingdom

--------------------------------------------------------------------------------

The funds' top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statements of Investments for complete lists of the funds' holdings, including those described under "Performance Review."

                             Wanger Advisors Trust    1996 Annual Report

--------------------------------------------------------------------------------
Wanger U.S. Small Cap Performance Review


Wanger U.S. Small Cap had a career year in 1996. One number says it all: +46.6%. Your Fund's 46.6% return was the third best of all 966 variable insurance funds in the U.S. tracked by Lipper Analytical Services, Inc. This ranking is based on the one year total return ending 12/31/96. In other words, we ranked in the top 0.3% of our class. That's summa summa cum laude material.

At the head of our own class were our oil and gas stocks. We accumulated an outsized energy position in the first half of the year, buying up bustling companies like NGC Corp. (natural gas brokerage), Atwood Oceanics (deep-sea drilling rigs), Seagull Energy and United Meridian (oil & gas explorers) on the cheap. Ten-gallon hats off to Jason Selch, our resident oilman, for tapping into those gusher stocks.

Small-cap investing was at a handicap last year. Small-cap indices like the Russell 2000 (+ 16.5%) lagged behind the S&P 500's 23% return as mutual fund managers poured their record cash inflows into the most liquid large-cap stocks.

The popularity of index investing and the revival of the Nifty Fifty were both signs of the market's big-cap fetish. We produced our own nifty returns without the benefit of bigness. We jumped into energy stocks early in the year when the stocks were slow to follow the price of oil's lead. And we stayed clear of the fancy-multiple high-tech stocks that soared in the first quarter, but littered the new lows list soon after.

Our other big winners were a multi-industrial group. Technology was represented by ACT Manufacturing, an electronics assembler with a bulging backlog of new customers. Health care winner was Steris, a sterilization equipment company recovering from acquisition indigestion. Our growth utility (no oxymoron) CalEnergy was buoyed by its recent acquisition of a UK electric company. And our best banker was Texas Regional, the grandest bank in the Rio Grande Valley.

Small-cap investing can be volatile and 1996 will be a hard act to follow. Our team of analysts will continue to work hard to reward the confidence you've shown in us.


--------------------------------------------------------------------------------
Fund Facts

The U.S. stock market was red hot and the large company indexes, like the S&P 500 and the Dow Jones Industrial Average, enjoyed another banner year. Remember, the S&P 500 is a broad market-weighted, blue-chip dominated index and the Dow Jones is made up of the 30 largest U.S. companies' returns. Most Wanger U.S. Small Cap companies are not found in the S&P 500 or the Dow; rather, the Fund primarily invests in small and mid-size companies in the U.S.

                                                                      [LOGO]
[LOGO]                         Wanger Advisors Trust    1996 Annual Report
--------------------------------------------------------------------------------

Wanger U.S. Small Cap                    Results to December 31, 1996

The Value of a $10,000 Investment in     Total Return for Each Period
Wanger U.S. Small Cap                    May 3, 1995 through December 31, 1996


Wanger U.S. Small Cap
$17,004

Russell 2000
$13,756

[GRAPH APPEARS HERE]

-------------------------------------------------------------------------------
This graph compares the results of $10,000 invested in Wanger U.S. Small Cap on May 3, 1995 (the date the Fund began operations) with the Russell 2000 with dividends reinvested. Past performances does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.

                                      Average Annual Total Return
                                      1 year: 46.6%   Life: 37.4%

                                   Wanger Advisors Trust    1996 Annual Report
                                   Performance Review
--------------------------------------------------------------------------------
Wanger International Small Cap


Wanger International Small Cap had a spectacular year in 1996. Our total return for the year was 32%. Lipper Analytical Services, Inc. tracks 966 variable insurance mutual funds; our total return for 1996 ranked us #16, in the top 2%. We are one of 71 international variable insurance mutual funds; we were #2 in the international arena. Our return was more than double that of the average of our competitors.

How did we do it? Market conditions were mixed with the most commonly used international stock index, EAFE, up only 6% for the year. That we were able to produce a return over five times as large was in part achieved by underweighting Japanese stocks (the Jasdaq index of smaller Japanese companies was down almost 14% in 1996, on top of which the Japanese Yen declined about 11%) and overweighting European stocks (a number of European stock markets were up over 20% and most of their currencies declined less than the Yen).

A second important factor which helped us to outperform was our exposure to energy and technology stocks. The former sector took off along with the price of oil, and the latter benefited from the current profit growth wave in the industry, along with newfound interest by U.S. institutions tired of paying sky high prices for domestic technology stocks.

Finally, our bottom up, research driven approach to stock picking paid off with our analysts by and large outperforming their respective countries and sectors in 1996.

For example, our aforementioned energy portfolio benefited from the skill and enthusiasm brought to bear by our intrepid Jason Selch, whose stocks in the fund rose an incredible 176% in 1996.

How much risk did we take? Recall that in the investing world, risk is usually measured by the degree to which prices bounce up and down. We all know that by this measure cash is the best behaved (least volatile) asset, followed by short-term bonds, then long-term bonds, blue chip stocks, and finally smaller company stocks. Where does your Fund fit in in 1996? This might surprise you, but our weekly volatility during 1996 was somewhere between long-term bonds and blue chip stocks, even though the Fund invests in smaller company stocks and even though individual foreign markets can be quite volatile (1).

Your Fund enjoyed lower volatility in 1996 than the blue chips because of its high level of diversification across countries (over 25) and industries (more than 20). To illustrate, our top five performers in 1996 included the Finnish computer consultant TT Tieto, Canadian oil service company Shaw, Dutch mutual fund manager Kempen, Argentine steel producer Siderca, and Australian life insurer Tyndall.

We like these stocks because they have high management ownership, low or no research coverage by brokerage analysts, and above average returns on equity. Our globe trotting team of security analysts is already at work trying to uncover more niche companies to add to your portfolio in 1997!!

--------------------------------------------------------------------------------

(1) We calculated the weekly volatility (technically the standard deviation of the weekly returns) in 1996 for each of these asset classes and observed the following:

Cash                                                         0%
Bonds (Lipper U.S. Government Bond Index)                  0.8%
Wanger International Small Cap                             1.1%
Blue chip stocks (S&P 500 Index)                           1.7%
Small company stocks (NASDAQ Composite Index)              2.0%

Volatility or variability in expected return is one measure of risk. Higher numbers indicate greater volatility. The information shown represents relative volatility over past periods and does not necessarily indicate relative future volatility.

                                                                 [LOGO]
                                   Wanger Advisors Trust    1996 Annual Report
------------------------------------------------------------------------------
Wanger International Small Cap     Results to December 31, 1996


------------------------------------------------------------------------------
[WANGER INTERNATIONAL SMALL CAP GRAPH APPEARS HERE]

The value of a $10,000 Investment in
Wanger International Small Cap
Wanger International Small Cap
$17,755

EAFE
$11,293

------------------------------------------------------------------------------
This graph compares the results of $10,000 invested in Wanger International Small Cap on May 3, 1995 (the date the Fund began operations) with Morgan Stanley's Europe, Australia and Far East Index (EAFE). Past performances does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.




                                   Average Annual Total Return
                                   1 year: 32.0%   Life: 41.0%

                                     Wanger Advisors Trust    1996 Annual Report
--------------------------------------------------------------------------------
Wanger U.S. Small Cap                Statement of Investments  December 31, 1996


--------------------------------------------------------------------------------
Number                                                                     Value
of Shares

             Common Stocks and Other Equity-Like
             Securities--90.3%

             Information--17.9%
--------------------------------------------------------------------------------
             Broadcasting/CATV--1.9%

  100,000    C-Tec(b)                                                $ 2,425,000
             Cable TV/Local Telephone

--------------------------------------------------------------------------------
             Programming for CATV/TV/Satellites--6.4%

  113,400    Data Transmission (b)                                     2,523,150
             Data Services for Farmers

   88,000    Tele-Communications,
             Liberty Media Group (b)                                   2,513,500
             Cable TV Programming

   70,000    Gaylord Entertainment                                     1,601,250
             Cable TV Programming

   58,000    International Family Entertainment (b)                      899,000
             Cable TV Programming

   42,000    United Video Satellite (b)                                  735,000
             Cable TV Programming
--------------------------------------------------------------------------------
             Total                                                     8,271,900

--------------------------------------------------------------------------------
             Mobile Communications--1.9%

  112,500    COMARCO (b)                                               2,053,125
             Wireless Network Testing

   40,000    Palmer Wireless (b)                                         420,000
             Cellular Phone Services
--------------------------------------------------------------------------------
             Total                                                     2,473,125

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Number                                                                     Value
of Shares

             Computer Software/Services--4.2%
  103,600    CACI International, ClA (b)                               2,175,600
             Computer Software Systems

   46,600    Analysts International                                    1,316,450
             Contract Programming

   80,000    Simulation Sciences (b)                                   1,190,000
             Process Control Software

   14,000    Compuware (b)                                               701,750
             Computer Services & Software
--------------------------------------------------------------------------------
             Total                                                     5,383,800

--------------------------------------------------------------------------------
             Computer Systems--1.1%

   55,400    ACT Manufacturing (b)                                   $ 1,461,175
             Contract Manufacturing

--------------------------------------------------------------------------------
             Components/Peripherals--2.4%

   96,000    Kronos (b)                                                3,072,000
             Time Accounting Software & Clocks

--------------------------------------------------------------------------------
             Information Total                                        23,087,000

             Healthcare--13.2%
--------------------------------------------------------------------------------
             Biotechnology/Drug Delivery--1.4%

   40,000    Watson Pharmaceuticals (b)                                1,797,500
             Generic Pharmaceuticals

--------------------------------------------------------------------------------
             Medical Equipment--7.1%

  210,000    Respironics (b)                                           3,648,750
             Sleep Apnea Products

   59,100    Steris (b)                                                2,570,850
             Sterilization Equipment

   76,000    Invacare                                                  2,090,000
             Wheelchairs, Patient Aids & Beds

   70,000    Kinetic Concepts                                            857,500
             Hospital Beds
--------------------------------------------------------------------------------
             Total                                                     9,167,100

--------------------------------------------------------------------------------
             Services--4.7%

  114,000    Lincare Holdings (b)                                      4,674,000
             Home Health Care Services

  100,800    United Payors & Providers (b)                             1,386,000
             Medical Claims Repricing
--------------------------------------------------------------------------------
             Total                                                     6,060,000

--------------------------------------------------------------------------------
             Health Care Total                                        17,024,600


See accompanying notes to financial statements.

                                                              [LOGO]
                                     Wanger Advisors Trust    1996 Annual Report
--------------------------------------------------------------------------------
Wanger U.S. Small Cap                Statement of Investments  December 31, 1996


--------------------------------------------------------------------------------
Number                                                                     Value
of Shares

             Consumber Goods/services--6.9%
--------------------------------------------------------------------------------
             Retail--3.1%

  322,900    Host Mariott Services (b)                               $ 2,946,463
             Runs Airport Restaurants

   30,000    Borders Group (b)                                         1,076,250
             Bookstores
--------------------------------------------------------------------------------
             Total                                                     4,022,713

--------------------------------------------------------------------------------
             Entertainment/Leisure--1.4%
   63,000    Showboat                                                  1,086,750
             Casino/Hotels

   42,000    Rio Hotel & Casino (b)                                      614,250
             Casino/Hotel

   60,000    Monarch Casino & Resort (b)                                 120,000
             Casino/Hotel
--------------------------------------------------------------------------------
             Total                                                     1,821,000

--------------------------------------------------------------------------------
             Food--0.4%
   70,000    Shoney's (b)                                                490,000
             Restaurants

--------------------------------------------------------------------------------
             Manufacturers--2.0%
  163,500    Rawlings (b)                                              1,635,000
             Baseball Equipment

   28,000    Newell                                                      882,000
             Household Goods
--------------------------------------------------------------------------------
             Total                                                     2,517,000

--------------------------------------------------------------------------------
             Consumer Goods/Services Total                             8,850,713

--------------------------------------------------------------------------------
Number                                                                     Value
of Shares

             Finance--14.0%
--------------------------------------------------------------------------------
             Banks/Savings & Loans--7.4%
   84,000    Coast Savings (b)                                         3,076,500
             California Savings & Loan

   60,000    Texas Regional Bancshares                                 2,040,000
             TexMex Bank

   56,000    Peoples Bank Bridgeport                                   1,617,000
             Consumer Finance

  106,000    Imperial Thrift & Loan (b)                                1,590,000
             California Thrift

   80,000    Commonwealth Bancorp                                      1,200,000
             Pennsylvania Savings & Loan
--------------------------------------------------------------------------------
             Total                                                     9,523,500

--------------------------------------------------------------------------------
             Insurance--1.6%
   64,000    Penn Treaty American (b)                                  1,664,000
             Nursing Home Equipment

   17,000    Leucadia National                                           454,750
             Insurance Holding Company
--------------------------------------------------------------------------------
             Total                                                     2,118,750

--------------------------------------------------------------------------------
             Money Management--2.7%
  125,000    Baker Fentress                                            2,109,375
             Closed-End Investment Company

   63,000    SEI                                                       1,401,750
             Mutual Fund Distributor
--------------------------------------------------------------------------------
             Total                                                     3,511,125

--------------------------------------------------------------------------------
             Credit Cards--1.1%
   31,000    National Data                                             1,348,500
             Credit Card & Medical Claims Processor

--------------------------------------------------------------------------------
             Other--1.2%
   86,500    Jayhawk (b)                                                 973,125
             Used Auto Finance

   28,000    Americredit (b)                                             574,000
             Used Auto Finance
--------------------------------------------------------------------------------
             Total                                                     1,547,125

--------------------------------------------------------------------------------
             Finance Total                                            18,049,000


See accompanying notes to financial statements

                                     Wanger Advisors Trust    1996 Annual Report
--------------------------------------------------------------------------------
Wanger U.S. Small Cap                Statement of Investments  December 31, 1996


--------------------------------------------------------------------------------
Number                                                                     Value
of Shares
             Industrial Goods/Services--14.4%
             Machinery--0.4%

 30,500      Farr (b)                                                   $507,062
             Filters

--------------------------------------------------------------------------------
             Steel--5.5%

135,900      Atchison Casting (b)                                      2,446,200
             Steel Foundries

 91,000      Worthington Industries                                    1,649,375
             Steel Processing

 56,000      Gibraltar Steel (b)                                       1,470,000
             Steel Processing

105,000      Universal Stainless (b)                                     918,750
             Semi-finished Stainless Steel Producer

 35,300      Steel Dynamics (b)                                          675,113
             Steel Mini-Mill
--------------------------------------------------------------------------------
             Total                                                     7,159,438

--------------------------------------------------------------------------------
             Industrial Suppliers--3.2%

 92,000      Applied Industrial Technologies                           2,564,500
             Distribution of Industrial Components

 75,000      Lilly Industries, Cl. A                                   1,368,750
             Industrial Coatings

 10,500      Aftermarket Technology (b)                                  181,125
             Auto Transmission Remanufacturer
--------------------------------------------------------------------------------
             Total                                                     4,114,375

--------------------------------------------------------------------------------
             Services--5.3%

230,600      Wackenhut, Cl. B                                          3,516,650
             Prison Management

100,000      World Color Press (b)                                     1,925,000
             Printing

 50,000      Hub Group (b)                                             1,337,500
             Freight Forwarder
--------------------------------------------------------------------------------
             Total                                                     6,779,150

--------------------------------------------------------------------------------
             Industrial Goods/Services Total                          18,560,025

--------------------------------------------------------------------------------
Number                                                                     Value
of Shares

             Energy/Minerals--23.9%
--------------------------------------------------------------------------------
             Independent Power--6.1%
189,000      CalEnergy (b)                                            $6,355,125
             Power Plants

 19,000      AES Corporation (b)                                         883,500
             Power Plants

 38,500      Thermo Ecotek (b)                                           587,125
             Biomass Operator
--------------------------------------------------------------------------------
             Total                                                     7,825,750

--------------------------------------------------------------------------------
             Oil/Gas Producers--8.6%

352,000      Tesoro Petroleum (b)                                      4,928,000
             Oil Refinery/Gas Reserves

209,000      Seagull Energy (b)                                        4,598,000
             Oil & Gas Producer

 22,000      United Meridian (b)                                       1,138,500
             Oil & Gas Producer

100,000      Tipperary (b)                                               462,500
             Oil & Gas Producer
--------------------------------------------------------------------------------
             Total                                                    11,127,000

--------------------------------------------------------------------------------
             Distribution/Marketing/Refining--4.2%

210,000      NGC                                                       4,882,500
             Gas Processing/Marketing

 23,000      United Cities Natural Gas                                   517,500
             Natural Gas Utility
--------------------------------------------------------------------------------
             Total                                                     5,400,000

--------------------------------------------------------------------------------
             Oil Services--5.0%

 53,700      Atwood Oceanics (b)                                       3,409,950
             Offshore Drilling

145,000      GeoScience (b)                                            1,885,000
             Offshore Seismic Equipment

 53,000      J Ray McDermott (b)                                       1,166,000
             Offshore Construction
--------------------------------------------------------------------------------
             Total                                                     6,460,950

--------------------------------------------------------------------------------
             Energy/Minerals Total                                    30,813,700

See accompanying notes to financial statements.

                                                                          [LOGO]
                                     Wanger Advisors Trust    1996 Annual Report
--------------------------------------------------------------------------------
Wanger U.S. Small Cap


--------------------------------------------------------------------------------
Principal Amount                                                           Value

Total Common Stocks and Other
Equity-Like Securities--90.3%                                       $116,385,038
--------------------------------------------------------------------------------
(Cost: $96,923,306)

Short-Term Obligation--7.5%                                            9,690,000
$9,690,000 State Street Bank Repurchase
  Agreement 4.75% 01/02/97;
  12/31/96 Agreement Collateralized by U.S. Treasury Bonds
--------------------------------------------------------------------------------
(Cost: $9,690,000)

Total Investments--97.8%                                             126,075,038
--------------------------------------------------------------------------------
(Cost: $106,613,306)

Cash and Other Assets Less Liabilities--2.2%                           2,882,873
--------------------------------------------------------------------------------

Total Net Assets--100%                                              $128,957,911

--------------------------------------------------------------------------------
     Notes to Statement of Investments:

(a) At December 31, 1996, for federal income tax purposes cost of investments was $106,613,306 and net unrealized appreciation was $19,461,732, consisting of gross unrealized appreciation of $21,927,316 and gross unrealized depreciation of $2,465,584.

(b)  Non-income producing security.

See accompanying notes to financial statements.

                                  Wanger Advisors Trust    1996 Annual Report

--------------------------------------------------------------------------------
Wanger International Small Cap    Statement of Investments  December 31, 1996

---------------------------------------------------------------------------
Number                                                                Value
of Shares
                   Common Stocks and Other Equity-Like
                   Securities-93.3%

                   Europe-42.3%
---------------------------------------------------------------------------
                   Germany/Austria-2.0%

   10,000          Rhoen Klinikum Ord.                           $1,044,708

    1,200          Rhoen Klinikum Pfd.                              119,136
                   Hospital Management

    2,500          Cewe Color Holdings                              567,776
                   Photographic Developing/Printing
---------------------------------------------------------------------------
                   Total                                          1,731,620
---------------------------------------------------------------------------
                   Denmark-0.8%

    5,000          Kompan International (b)                         703,521
                   Playground Equipment
---------------------------------------------------------------------------
                   Netherlands-2.0%

   86,000          Kempen (b)                                     1,690,369
                   Stock Brokerage/Investment Management
---------------------------------------------------------------------------
                   Finland-3.4%

   34,000          TT Tieto, Cl. B                                2,868,865
                   Computer Services/Consulting
---------------------------------------------------------------------------
                   Norway-0.9%

   62,500          P4 Radio Helo Norge (b)                          567,701
                   Commercial Radio Station

   55,000          Sysdeco Group (b)                                220,503
                   Software "Tool" Sets & Systems

---------------------------------------------------------------------------
                   Total                                            788,204
---------------------------------------------------------------------------
                   Sweden-7.6%

  100,000          Getinge Industrier                             1,969,830
                   Sterilization & Disinfection Equipment

   50,000          Esselte, Series A                              1,135,032
                   Office Supplies & Related Equipment

   60,000          Mandator (b)                                     984,183
                   Computer Services/Consulting

    8,000          Scala International (b)                          726,421
                   Accounting Software

   40,000          Frontec, Series B. (b)                           691,271
                   Computer Services & Software

---------------------------------------------------------------------------

Number
of Shares                                                             Value

--------------------------------------------------------------------------
                   Sweden-7.6% (cont.)
   20,000          Tryckindustri                                 $  600,469
                   Printer

   13,714          Pricer, Cl. B (b)                                337,427
                   Electronic Shelf Labels for Supermarkets
---------------------------------------------------------------------------
                   Total                                          6,444,633

---------------------------------------------------------------------------
                   France-2.6%
   12,000          Axime Ex Segin (b)                             1,384,935
                   Computer Services/Consulting

    7,250          Fininfo                                          767,004
                   Financial Data Feeds
---------------------------------------------------------------------------
                   Total                                          2,151,939
---------------------------------------------------------------------------
                   United Kingdom/Ireland-16.1%

  402,361          Medeva                                         1,759,272
                   Drugs for Hyperactive Children

  185,000          Oriflame International                         1,693,759
                   Natural Cosmetics Sold Door-to-Door

2,500,000          Premier Oil (b)                                1,518,779
                   Oil & Gas Producer

  799,700          St James Place                                 1,347,999
                   Life Insurance

   40,000          Euro Money Publications                          960,039
                   Financial Publications & Databases

  117,000          Seton Healthcare Group                           910,010
                   Pharmaceuticals

  170,000          Tunstall                                         781,123
                   Monitoring Equipment

   80,000          Edinburgh Fund Managers                          772,139
                   Investment Management

  223,500          Bluebird Toys                                    751,564
                   "Polly Pocket" Toy Manufacturer

2,000,000          Electronics Boutique (b)                         701,633
                   Videogame/Computer Software Stores

   58,500          Serco Group                                      674,749
                   Facilities Management

   80,000          N. Brown Group                                   614,014
                   Mail Order Clothing in Large Sizes


See accompanying notes to financial statements.

                                                                          [LOGO]
                                     Wanger Advisors Trust    1996 Annual Report
--------------------------------------------------------------------------------
Wanger International Small Cap       Statement of Investments  December 31, 1996


--------------------------------------------------------------------------------
Number                                                                     Value
of Shares

--------------------------------------------------------------------------------
             United Kingdom/Ireland-16.1%  (cont.)
   65,000    Dorling Kindersley                                         $457,730
             Reference Books & CD-ROMs
   35,000    Planning Sciences (b)                                       420,000
             Database & Business Intelligence Software
   13,000    International Cabletel (b)                                  328,250
             Cable TV & Telephone System
--------------------------------------------------------------------------------
             Total                                                    13,691,060

--------------------------------------------------------------------------------
             Portugal-0.6%
   45,400    Filmes Lusomundo (b)                                        522,283
             Newspapers, Radio, Video, Film Distribution

--------------------------------------------------------------------------------
             Switzerland-1.9%
    2,000    Societe Generale d'Affichage                                893,655
             Billboard Advertising
    1,400    Phoenix Mecano                                              731,903
             Electrical Components
--------------------------------------------------------------------------------
             Total                                                     1,625,558

--------------------------------------------------------------------------------
             Hungary-0.2%
    5,000    Cofinec (b)                                                 151,250
             Consumer Goods Packaging

--------------------------------------------------------------------------------
             Italy/Greece-4.2%
  399,000    Banca Fideuram                                              874,362
             Life Insurance & Mutual Funds
  120,000    Athens Medical Center                                       841,474
             Hospitals (Greece)
  300,000    Costa Crociere                                              726,077
             Mediterranean Cruise Line
   30,000    Intracom (b)                                                674,881
             Telecommunications Equipment (Greece)
   15,000    Cellular Communications International (b)                   435,000
             Mobile Communications
--------------------------------------------------------------------------------
             Total                                                     3,551,794

--------------------------------------------------------------------------------
             Europe Total                                             35,921,096

--------------------------------------------------------------------------------
Number                                                                     Value
of Shares

             Asia-30.7%
--------------------------------------------------------------------------------
             Hong Kong/China-2.7%
3,500,000    Golden Harvest Entertainment                              1,176,471
             Movie Distribution & Exhibition
1,300,000    Li and Fung                                               1,151,260
             Sourcing of Consumer Goods
--------------------------------------------------------------------------------
             Total                                                     2,327,731

--------------------------------------------------------------------------------
             Japan-14.6%
   30,000    Hokuto                                                    1,315,585
             Mushroom Grower
   51,600    Central Uni                                               1,178,082
             Health Care/Medical Equipment
   30,000    Konami                                                    1,020,936
             Entertainment Software/Hardware
   20,300    HIS                                                         979,409
             Travel Agent
   15,000    Tiemco (b)                                                  958,904
             Fishing Equipment
   40,000    Arrk                                                        923,581
             Industrial Modeling
   30,000    People                                                      904,627
             Sports Clubs
   25,000    Nihon Jumbo                                                 870,165
             Photo Processing Lab
   27,000    NuSkin Asia Pacific (b)                                     833,625
             Personal Care Products
   10,000    Ryohin Keikaku                                              740,932
             Specialty Consumer Goods Retailer
   11,400    Paramount Bed                                               726,803
             Hospital Bed Manufacturer
   30,000    Shinki                                                      692,685
             Corporate & Consumer Lending
   10,500    Noritsu Koki                                                493,021
             Photo Processing Lab Manufacturer
   32,000    Belluna                                                     479,711
             Catalog Sales
   10,000    Mars Engineering                                            254,157
      150    Mars Engineering Warrants 1/25/00                            18,750
             Gaming Systems & Machinery
--------------------------------------------------------------------------------
             Total                                                    12,390,973

See accompanying notes to financial statements.

                                     Wanger Advisors Trust    1996 Annual Report
--------------------------------------------------------------------------------
Wanger International Small Cap       Statement of Investments  December 31, 1996


--------------------------------------------------------------------------------
Number                                                                     Value
of Shares

--------------------------------------------------------------------------------
             Malaysia-1.7%
  300,000    Malaysian Assurance Alliance                             $1,461,097
             Insurance

--------------------------------------------------------------------------------
             Indonesia/Philippines-2.6%
3,000,000    Int'l Container Terminal Services (b)                     1,568,441
             Container Handling Terminals
             & Port Management (Philippines)
  600,000    PILTEL (b)                                                  507,605
             Mobile Communications (Philippines)
  214,800    Suba Indah                                                  131,835
             Beverage and Food
--------------------------------------------------------------------------------
             Total                                                     2,207,881

--------------------------------------------------------------------------------
             India-0.5%
   30,000    IS Himalaya Fund (b)                                        387,000
             Closed-End Fund

--------------------------------------------------------------------------------
             Korea-1.8%
   35,000    Dongbu Fire & Marine Insurance (b)                        1,168,267
             Non-Life Insurance
    1,500    S-1 Corporation New (b)                                     246,600
      500    S-1 Corporation                                              91,662
             Alarm Monitoring
--------------------------------------------------------------------------------
             Total                                                     1,506,529

--------------------------------------------------------------------------------
             Singapore-5.8%
1,000,000    Genting International                                     2,400,000
             Cruise Line
  599,956    Venture Manufacturing                                     1,492,599
  411,134    Venture Manufacturing Warrants 7/26/99 (b)                  661,318
             Contract Electronics Manufacturer
  200,000    Datacraft Asia                                              334,000
             Computer Consulting
--------------------------------------------------------------------------------
             Total                                                     4,887,917

--------------------------------------------------------------------------------
             Thailand-1.0%
  769,000    Shinawatra Satellite                                        869,774
             Satellite Leasing

--------------------------------------------------------------------------------
             Asia Total                                               26,038,902

--------------------------------------------------------------------------------
Number                                                                     Value
of Shares

             Latin America-9.2%
--------------------------------------------------------------------------------
             Mexico-3.4%
  235,000    Grupo Radio Centro (b)                                    1,615,625
             Radio Broadcasting/Networks
  417,000    Nadro, Series L                                           1,244,855
             Pharmaceutical Distribution
--------------------------------------------------------------------------------
             Total                                                     2,860,480

--------------------------------------------------------------------------------
             Argentina-3.8%
  700,000    Siderca                                                   1,277,755
             Seamless Pipe for Oil Wells
  120,000    Patagonia                                                 1,128,226
             Supermarkets
  412,000    Cresud (b)                                                  729,386
             Agriculture
   28,000    Siderar (b)                                                  80,656
             Flat Rolled Steel
--------------------------------------------------------------------------------
             Total                                                     3,216,023

--------------------------------------------------------------------------------
             Other Latin America-2.0%
   15,000    Genesis Chile Fund                                          551,250
             Closed-End Fund (Chile)
   50,000    Elevadores Atlas                                            490,809
             Elevator Services (Brazil)
    8,000    Ceteco Holdings                                             460,169
             Appliances Retailer (Central America)
  550,000    Brazilian Smaller Companies Warrants                        261,250
             Closed-End Fund
--------------------------------------------------------------------------------
             Total                                                     1,763,478

--------------------------------------------------------------------------------
             Latin America Total                                       7,839,981

See accompanying notes to financial statements.

                                                                          [LOGO]
                               Wanger Advisors Trust          1996 Annual Report
--------------------------------------------------------------------------------

Wanger International Small Cap       Statement of Investments December 31, 1996

--------------------------------------------------------------------------------
Number                                                                     Value
of Shares

                       Other Countries--11.1%
--------------------------------------------------------------------------------
                       Australia--5.5%

1,417,976              Tyndall                                       $ 2,421,542
                       Money Management & Insurance

  800,000              Austereo                                        1,270,880
                       Radio Broadcasting

  500,000              Australian Hospital Care (b)                      992,875
                       Hospital Management
--------------------------------------------------------------------------------
                       Total                                           4,685,297

--------------------------------------------------------------------------------
                       Israel--1.2%

   70,100              Blue Square Israel (b)                            998,925
                       Supermarkets & Department Stores

--------------------------------------------------------------------------------
                       Canada--4.4%

   70,000              Shaw Industries                                 1,414,606
                       Oil Field Services

  140,000              Ranger Oil                                      1,382,500
                       Oil & Gas Producer

  250,000              Pan East Petroleum (b)                            893,704
                       Oil & Gas Producer
--------------------------------------------------------------------------------
                       Total                                           3,690,810

--------------------------------------------------------------------------------
                       Other Countries Total                           9,375,032

--------------------------------------------------------------------------------
Principal Amount                                                           Value

Total Common Stocks and Other
Equity-Like Securities--93.3%                                        $79,175,011
--------------------------------------------------------------------------------
(Cost: $71,170,835)


Short-Term Obligation--6.1%                                            5,185,000
$5,185,000 State Street Bank Repurchase
   Agreement 4.75% 01/02/97;
   12/31/96 Agreement Collateralized by U.S. Treasury Bonds
--------------------------------------------------------------------------------
(Cost: $5,185,000)


Total Investments--99.4%                                              84,360,011
--------------------------------------------------------------------------------
(Cost: $76,355,835)


Cash and Other Assets Less Liabilities--0.6%                             495,071
--------------------------------------------------------------------------------

Total Net Assets--100%                                               $84,855,082
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Notes to Statement of Investments:

(a) At December 31, 1996, for federal income tax purposes cost of investments was $76,543,791 and net unrealized appreciation was $7,816,220 consisting of gross unrealized appreciation of $13,081,776 and gross unrealized depreciation of $5,265,556.

(b)  Non-income producing security.

See accompanying notes to financial statements.

                               Wanger Advisors Trust          1996 Annual Report
--------------------------------------------------------------------------------

Wanger International Small Cap       Portfolio Diversification December 31, 1996

--------------------------------------------------------------------------------
Percent                                                                    Value
       At December 31, 1996, the
       Fund's portfolio
       of investments as a
       percentage of net assets
       was diversified as follows
--------------------------------------------------------------------------------
       Information

10.3%  Software/Services                                             $ 8,734,816
 4.4   Broadcasting/CATV                                               3,782,456
 2.1   Mobile Communications                                           1,812,379
 1.7   Distribution                                                    1,417,769
 0.9   Consumer Electronics                                              731,903
 0.8   Equipment                                                         674,881
--------------------------------------------------------------------------------
20.2   Total                                                          17,154,204

--------------------------------------------------------------------------------
       Health Care

 5.3   Biotechnology/Drug Delivery                                     4,436,420
 3.7   Equipment                                                       3,147,912
 3.2   Services                                                        2,746,250
 2.0   Hospital/Laboratory Supplies                                    1,719,678
--------------------------------------------------------------------------------
14.2   Total                                                          12,050,260

--------------------------------------------------------------------------------
       Consumer Goods/Services

11.7   Retail                                                          9,974,101
 7.9   Entertainment/Leisure                                           6,738,105
 6.2   Manufacturers                                                   5,229,551
 2.6   Food                                                            2,176,806
--------------------------------------------------------------------------------
28.4   Total                                                          24,118,563



--------------------------------------------------------------------------------
Percent                                                                    Value

--------------------------------------------------------------------------------
       Finance
 9.8%  Money Management                                              $ 8,305,911
 3.2   Other                                                           2,752,369
 3.1   Insurance                                                       2,629,364
--------------------------------------------------------------------------------
16.1   Total                                                          13,687,644

--------------------------------------------------------------------------------
       Industrial Goods/Services

 8.3   Services                                                        7,010,946
 0.1   Steel                                                              80,656
--------------------------------------------------------------------------------
 8.4   Total                                                           7,091,602

--------------------------------------------------------------------------------
       Energy/Minerals

 4.5   Oil/Gas Producers                                               3,794,983
 1.5   Oil Services                                                    1,277,755
--------------------------------------------------------------------------------
 6.0   Total                                                           5,072,738

--------------------------------------------------------------------------------
93.3   Total Common Stocks and                                        79,175,011
       Other Equity-Like Securities

--------------------------------------------------------------------------------
 6.1   Short-Term Obligations                                          5,185,000

--------------------------------------------------------------------------------
 0.6   Cash and Other Assets less Liabilities                            495,071

--------------------------------------------------------------------------------
100.0  Net Assets                                                    $84,855,082

See accompanying notes to financial statements.

                                                                          [LOGO]
                                 Wanger Advisors Trust        1996 Annual Report
--------------------------------------------------------------------------------
Statements of Assets and Liabilities   December 31, 1996

                                                   Wanger U.S.            Wanger
                                                     Small Cap     International
                                                                       Small Cap
--------------------------------------------------------------------------------
Assets

Investments, at value (cost: Wanger U.S. Small
  Cap $106,613,306; Wanger International Small
  Cap $76,355,835)                                 $126,075,038      $84,360,011
Cash                                                      5,875          360,529
Organization costs                                       66,641           66,641
Receivable for:
  Securities sold                                     1,454,509          102,948
  Fund shares sold                                    2,802,009          674,765
  Dividends and interest                                 35,315           60,965
--------------------------------------------------------------------------------
  Total assets                                      130,439,387       85,625,859

--------------------------------------------------------------------------------
Liabilities and Net Assets
Payable for:
 Securities purchased                                 1,373,760          651,443
 Amount owed to advisor                                  66,812           66,693
 Other                                                   40,904           52,641
--------------------------------------------------------------------------------
 Total liabilities                                    1,481,476          770,777
--------------------------------------------------------------------------------
Net assets applicable to Fund shares outstanding   $128,957,911      $84,855,082
--------------------------------------------------------------------------------
Fund shares outstanding                               7,598,121        4,791,121
--------------------------------------------------------------------------------
Pricing of Shares
Net asset value, offering price and redemption
  price per share                                        $16.97           $17.71
--------------------------------------------------------------------------------
Analysis of Net Assets
Paid-in capital                                    $105,966,024      $74,585,481
Undistributed net realized gain on sales of
  investments and foreign currency transactions       3,530,155        2,453,188
Unrealized appreciation of investments and
  foreign currency transactions                      19,461,732        7,816,413
 (net of unrealized PFIC gains of $187,956
  for Wanger International Small Cap)
Net investment loss                                          --               --
--------------------------------------------------------------------------------
Net assets applicable to Fund shares outstanding   $128,957,911      $84,855,082
--------------------------------------------------------------------------------

See accompanying notes to financial statements.


                                                                               Wanger Advisors Trust     1996 Annual Report
-----------------------------------------------------------------------------------------------------------------------------------
Statements of Operations                                                       For the Year Ended December 31, 1996

                                                                                             Wanger U.S.       Wanger International
                                                                                              Small Cap             Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends (net of foreign taxes of $51,646 for Wanger International Small Cap)                $   338,661            $  474,929
Interest                                                                                          217,556               106,849
-----------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                           556,217               581,778
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment advisory                                                                               704,115               631,977
Legal and audit fees                                                                               56,103                56,023
Amortization of organization costs                                                                 20,031                20,031
Transfer agent                                                                                     18,440                18,174
Reports to shareholders                                                                            16,857                17,483
Trustees'                                                                                          15,524                15,400
Insurance                                                                                           7,017                 7,037
Custodian                                                                                          17,508               102,609
Other                                                                                               5,055                 6,375
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses                                                                               860,650               875,109
     Less custodian fees paid indirectly                                                          (17,508)              (20,862)
-----------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                                                 843,142               854,247
-----------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                              (286,925)             (272,469)
Net realized and unrealized gain on investments:
     Net realized gain on sales of investments                                                  3,926,442             2,570,609
     Net change in unrealized appreciation                                                     19,022,289             6,894,415
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                22,948,731             9,465,024
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                          $22,661,806            $9,192,555
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                                                          [LOGO]
                                     Wanger Advisors Trust    1996 Annual Report
--------------------------------------------------------------------------------
Statements of Changes in Net Assets


                                                 ---------------------------------------    ---------------------------------------
                                                 Wanger U.S. Small Cap                      Wanger International Small Cap

                                                        Year ended   May 3, 1995 through           Year ended   May 3, 1995 through
                                                 December 31, 1996     December 31, 1995    December 31, 1996     December 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
From operations:
Net investment loss                                      $(286,925)            $(102,659)           $(272,469)             $(27,334)
Net realized gain on sales of investments                3,926,442                59,816            2,570,609                53,290
Net change in unrealized appreciation                   19,022,289               439,443            6,894,415             1,109,954
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting
  from operations                                       22,661,806               396,600            9,192,555             1,135,910

Distributions to shareholders from:
Net investment income                                            -                     -               (6,530)                    -
Net realized gain                                          (66,519)                    -              (52,334)                    -
-----------------------------------------------------------------------------------------------------------------------------------
  Total distribution to shareholders                       (66,519)                    -              (58,864)                    -

From Fund share transactions:
Reinvestment of dividends and capital gain
  distributions                                             66,519                     -               58,864                     -
Proceeds from shares sold                               91,019,446            24,819,962           67,872,674            11,951,601
-----------------------------------------------------------------------------------------------------------------------------------
                                                        91,085,965            24,819,962           67,931,538            11,951,601
Payments for shares redeemed                            (6,626,877)           (3,438,708)          (3,579,071)           (1,844,269)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Fund share
  transactions                                          84,459,088            21,381,254           64,352,467            10,107,332
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                           107,054,375            21,777,854           73,486,158            11,243,242

-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of Period                                     21,903,536               125,682           11,368,924               125,682
-----------------------------------------------------------------------------------------------------------------------------------
End of Period (a)                                     $128,957,911           $21,903,536          $84,855,082           $11,368,924
===================================================================================================================================

(a) Includes accumulated net investment loss of $102,659 for Wanger U.S. Small Cap and $27,401 for Wanger International Small Cap in 1995.

See accompanying notes to financial statements.

                                     Wanger Advisors Trust    1996 Annual Report
--------------------------------------------------------------------------------
Wanger U.S. Small Cap                Financial Highlights

                                                            Year ended          May 3, 1995 through
                                                         December 31, 1996        December 31, 1995
---------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                          $      11.60              $     10.00

Income From Investment Operations
 Net investment loss (c)                                              (.06)                    (.05)
 Net realized and unrealized gain on investments                      5.46                     1.65
---------------------------------------------------------------------------------------------------
 Total from investment operations                                     5.40                     1.60

Less Distributions
 Dividends from net investment income                                  --                       --
 Distributions from net realized gain                                (0.03)                     --
--------------------------------------------------------------------------------------------------
 Total distributions                                                 (0.03)                     --

Net Asset Value, end of period                                $      16.97              $    11.60
--------------------------------------------------------------------------------------------------
Total Return                                                         46.59%                  16.00%

Ratios/Supplemental Data:
Ratio of expenses to average net assets (a)(b)                        1.21%                   2.08% *
Ratio of net investment loss to average net assets (b)                (.41%)                 (1.44%)*
Portfolio turnover rate                                                 46%                     59% *
Net assets at end of period                                   $128,957,911              $21,903,536


The average commissions paid per share on stock transactions for the year ended December 31, 1996 was $.0581.
---------------------------------------------------------------------------------------------------

    *Annualized

(a) In accordance with a requirement of the Securities and Exchange Commission, this ratio reflects gross custodian fees. This ratio net of custodian fees paid indirectly would have been 1.19% for the year ended December 31, 1996 and 2.00% for the period ended December 31, 1995.

(b) The Fund was reimbursed by the Advisor for certain net expenses from May 3, 1995 through December 31, 1995. Without the reimbursement, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets for the period ended December 31, 1995 would have been 2.35% and (1.71%), respectively.

(c) Net investment loss per share for the year ended December 31, 1996 was based upon the average shares outstanding during the year.

See accompanying notes to financial statements.

                                                                          [LOGO]

                                     Wanger Advisors Trust    1996 Annual Report
--------------------------------------------------------------------------------
Wanger International Small Cap       Financial Highlights

                                                                 Year ended                          May 3, 1995 through
                                                              December 31, 1996                        December 31, 1995
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                                     $13.45                                   $10.00

Income From Investment Operations
    Net investment loss (c)                                                (.09)                                    (.03)
    Net realized and unrealized gain on investments                        4.38                                     3.48
------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                       4.29                                     3.45

Less Distributions
    Dividends from net investment income                                     --                                       --
    Distributions from net realized gain                                   (.03)                                      --
------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                    (.03)                                      --

Net Asset Value, end of period                                           $17.71                                   $13.45
------------------------------------------------------------------------------------------------------------------------
Total Return                                                              32.01%                                   34.50%

Ratios/Supplemental Data
Ratio of expenses to average net assets (a) (b)                            1.79%                                    2.32% *
Ratio of net investment loss to average net assets (b)                    (0.56%)                                  (0.81%)*
Portfolio turnover rate                                                      50%                                      14% *
Net assets at end of period                                          84,855,082                               11,368,924

The average commissions paid per share on stock transactions for the year ended December 31, 1996 was $.0130.
------------------------------------------------------------------------------------------------------------------------

    *Annualized

(a) In accordance with a requirement of the Securities and Exchange Commission, this ratio reflects gross custodian fees. This ratio net of custodian fees paid indirectly would have been 1.75% for the year ended December 31, 1996 and 2.00% for the period ended December 31, 1995.

(b) The Fund was reimbursed by the Advisor for certain expenses from May 3, 1995 through December 31, 1995. Without the reimbursement, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for the period ended December 31, 1995 would have been 4.20% and (2.69)%, respectively.

(c) Net investment loss per share for the year ended December 31, 1996 was based upon the average shares outstanding during the year.

See accompanying notes to financial statements.

                                 Wanger Advisors Trust    1996 Annual Report

--------------------------------------------------------------------------------
Notes to Financial Statements

1. Nature of operations
Wanger U.S. Small Cap and Wanger International Small Cap ("the Funds") are series of Wanger Advisors Trust ("the Trust"), an open-end management investment company organized as a Massachusetts business trust. The investment objective of each Fund is to seek long-term growth of capital. The Funds are available only for allocation to certain life insurance company separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts, and may also be offered directly to certain types of pension plans and retirement arrangements.

2. Significant Accounting Policies
Security valuation
Investments are stated at current value. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. Securities for which there are no reported sales on the valuation date are valued at the mean of the latest bid and ask quotation or, if there is no ask quotation, at the most recent bid quotation. Money market instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. Securities for which quotations are not readily available and any other assets are valued at a fair value as determined in good faith by the Board of Trustees.

Foreign currency translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments as appropriate.

Security transactions and investment income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes amortization of discounts on money market instruments and on long-term debt instruments when required for federal income tax purposes. Realized gains and losses from security transactions are reported on an identified cost basis. Net realized gains for Wanger U.S. Small Cap include distributions of realized gains from other investment companies of $202,920 in 1996.

Fund share valuation
Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

Custodian fees
Custodian fees are reduced based on each Fund's cash balances maintained with the custodian. This presentation does not affect the determination of net investment income.

Federal income taxes, dividends and distributions to shareholders
The Funds have complied with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distribute all of their taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes.

     Wanger International Small Cap has elected to mark-to-market its investment in Passive Foreign Investment Companies ("PFICS") for income tax purposes. In accordance with this election, the Fund recognized cumulative net unrealized appreciation on PFICS of $210,309 for the year ended December 31, 1996. The amount for 1996 is treated as ordinary income for federal income tax purposes, and as such, is used to offset the net investment loss incurred by the Fund. Cumulative net unrealized appreciation recognized in prior years on PFICs sold in 1996 amounted to $22,353.

     Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

     Reclassifications have been made in 1996 for Wanger U.S. Small Cap and Wanger International Small Cap in the accompanying analysis of net assets from accumulated net investment loss to undistributed net realized gains on sales of investments of $389,584 and $96,091, respectively, to reflect differences between financial reporting and income tax bases.

                                                                          [LOGO]
                                     Wanger Advisors Trust    1996 Annual Report
--------------------------------------------------------------------------------
Notes to Financial Statements


3. Transactions with Affiliates

The Fund's investment advisor, Wanger Asset Management, L.P. ("WAM"), furnishes continuing investment supervision to the Funds and is responsible for overall management of the Funds' business affairs. Each Fund pays WAM a monthly advisory fee based upon average daily net assets at the following rates:

                                             Wanger U.S.    Wanger International
                                               Small Cap               Small Cap
--------------------------------------------------------------------------------
Average Daily Net Assets:
  For the first $100 million                       1.00%                   1.30%
  Next $150 million                                 .95%                   1.20%
  In excess of $250 million                         .90%                   1.10%
--------------------------------------------------------------------------------

     The investment advisory agreements also provide that WAM will reimburse the Funds to the extent that ordinary operating expenses (computed based on net custodian fees) exceed 1.50% (2.00% in 1995) for Wanger U.S. Small Cap and 1.90% (2.00% in 1995) for Wanger International Small Cap, of average net assets. WAM was not required to reimburse the Funds under these agreements for the year ended December 31, 1996.

     Certain officers and trustees of the Trust are also principals of WAM. The Trust makes no direct payments to its officers and trustees who are affiliated with WAM. Wanger U.S. Small Cap and Wanger International Small Cap incurred trustees' fees and expenses of $15,524 and $15,400 respectively, for the year ended December 31, 1996 to trustees not affiliated with WAM.

     WAM advanced $100,000 to each Fund in connection with their organization and initial registration. These costs are being amortized and reimbursed to WAM over the period May, 1995 through April, 2000.

     WAM Brokerage Services, L.L.C., a wholly-owned subsidiary of WAM, is the distributor of each Fund's shares and receives no compensation for its services.

--------------------------------------------------------------------------------
4. Fund Share Transactions

Proceeds and payments on Fund shares as shown in the statements of changes in net assets are in respect of the following numbers of shares:

                                                 ---------------------------------------    ---------------------------------------
                                                 Wanger U.S. Small Cap                      Wanger International Small Cap

                                                        Year ended          Period ended           Year ended          Period ended
                                                 December 31, 1996     December 31, 1995    December 31, 1996     December 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                              6,137,385             2,170,461            4,154,432               986,106
Shares issued in reinvestment of dividend and
capital gain distributions                                   5,157                     -                3,911                     -
-----------------------------------------------------------------------------------------------------------------------------------
                                                         6,142,542             2,170,461            4,158,343               986,106
Less shares redeemed                                       432,817               294,633              212,404               153,492
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                       5,709,725             1,875,828            3,945,939               832,614
===================================================================================================================================

5. Investment transactions

The aggregate cost of purchases and proceeds from sales other than short-term obligations for the year ended December 31, 1996 were:

                                              Purchases                    Sales
Wanger U.S. Small Cap                      $103,202,082              $30,342,586
Wanger International Small Cap               82,019,311               23,145,432

                                Wanger Advisors Trust    1996 Annual Report
--------------------------------------------------------------------------------
Report of Independent Auditors

To the Shareholders and the Board of Trustees of Wanger Advisors Trust

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Wanger Advisors Trust, comprising the U.S. Small Cap and Wanger International Small Cap portfolios, as of December 31, 1996, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios of the Wanger Advisors Trust as of December 31, 1996, the results of their operations for the year then ended and changes in net assets and financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

                                         ERNST & YOUNG LLP

Chicago, Illinois
January 31, 1997


Wanger Advisors Trust

Trustees                              Transfer Agent,
Fred D. Hasselbring                   Dividend Disbursing Agent
Charles P. McQuaid                    and Custodian
P. Michael Phelps
James A. Star                         State Street Bank
Ralph Wanger                          and Trust Company
                                      Attention:
Officers                              Wanger Advisors Trust
                                      P.O. Box 8502
Ralph Wanger                          Boston, Massachusetts
President                             02266-8502

Charles P. McQuaid                    Distributor
Senior Vice President                 WAM Brokerage
                                      Services, L.L.C.
Terence M. Hogan                      227 West Monroe Street
Vice President                        Suite 3000
                                      Chicago, Illinois 60606
Leah J. Zell                          1-800-5-WANGER
Vice President                        (1-800-592-6437)

Merrillyn J. Kosier                   Investment Advisor
Vice President and                    Wanger Asset
Secretary                             Management, L.P.
                                      227 West Monroe Street
Bruce H. Lauer                        Suite 3000
Vice President and                    Chicago, Illinois 60606
Treasurer                             1-800-5-WANGER
                                      (1-800-592-6437)
Kenneth A. Kalina
Assistant Treasurer                   Legal Counsel
                                      Bell, Boyd & Lloyd
                                      Chicago, Illinois

                                      Independent Auditors
                                      Ernst & Young LLP
                                      Chicago, Illinois

This report, including the audited schedules of investments and financial statements, is submitted for the general information of the shareholders of the Wanger Advisors Trust. This report is not authorized for distribution unless preceded or accompanied by a prospectus.